EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN	EMPLOYEE BENEFIT PLAN
The Company sponsors a Section 401(k) retirement plan and pension plans for employees in the U.S. and the United Kingdom. During the period from July 28 to December 31, 2022 (Successor Period), the period from January 1 to July 27, 2022 (Predecessor Period), and the years ended December 31, 2021 and 2020 (Predecessor Periods) the Company’s contributions to the plan were $0.3 million, $0.4 million, $0.6 million, and $0.5 million, respectively.